Intangible Assets - Additional Information (Details) - USD ($) $ in Thousands		7 Months Ended	12 Months Ended
		Jul. 29, 2022	Dec. 31, 2022	Dec. 31, 2021
Intangible Assets Disclosure [Line Items]
Amortization of intangible assets	[1]		$ 10,451	$ 9,359
Interest capitalized on capitalized software development costs			740	286
Amortization of capitalized software development costs			$ 4,064	1,588
Intangible Assets Excluding Developed Technology
Intangible Assets Disclosure [Line Items]
Amortization of intangible assets		$ 10,451		9,359
Developed Technology
Intangible Assets Disclosure [Line Items]
Amortization of intangible assets		$ 5,030		$ 4,256

[1]
(1)	Amounts include stock-based compensation expenses, as follows:

	Years Ended December 31,
	2022	2021
Cost of revenues	$81	$16
Research and development	1,007	277
Sales and marketing	762	147
Editorial	603	89
General and administrative	35,594	481